Payables and Other Current Liabilities - Information on Average Payment Period to Suppliers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Entity Information [Line Items]
Total payments	€ 37,044	€ 40,508	€ 40,831
Telefonica, S.A.
Entity Information [Line Items]
Weighted average maturity period	49 days	53 days
Ratio of payments	50 days	54 days
Ratio of outstanding invoices	44 days	41 days
Total payments	€ 6,770	€ 6,703
Outstanding invoices	€ 1,190	€ 847